Investments in joint ventures (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Time charter revenues	$ 35,076	$ 21,670
Operating expenses	(8,934)	(6,088)
Depreciation and amortization	(5,263)	(2,630)
Operating income	25,688	6,244
Unrealized gain (loss) on derivative instruments	663	335
Net income (loss)	$ 13,444	$ (1,040)
Share of joint ventures owned	50.00%	50.00%
Equity in earnings (losses) of joint ventures	$ 4,809	$ (6,708)
Cash and cash equivalents	18,767	26,291	$ 18,915	$ 32,868
Restricted cash	8,840		8,055
Total current assets	50,083		44,361
Restricted cash	14,154		14,154
Vessels, net of accumulated depreciation	694,485		342,591
Total long-term assets	1,034,766		766,106
Current portion of long-term debt	45,458		32,208
Derivative instruments	4,185		3,534
Total current liabilities	75,031		57,816
Long-term debt	468,324		300,440
Derivative instruments	3,699		3,511
Other long-term liabilities	10,491		11,235
Total long-term liabilities	552,387		387,861
Accumulated losses of joint ventures	(21,077)		$ (25,886)
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	21,848	21,478
Operating expenses	(5,238)	(4,386)
Depreciation and amortization	(5,035)	(4,913)
Operating income	11,575	12,179
Unrealized gain (loss) on derivative instruments	4,992	(17,985)
Other financial expense, net	(7,104)	(7,764)
Net income (loss)	$ 9,463	(13,570)
Share of joint ventures owned	50.00%		50.00%
Share of joint ventures net income (loss) before eliminations	$ 4,732	(6,785)
Eliminations	77	77
Equity in earnings (losses) of joint ventures	4,809	$ (6,708)
Cash and cash equivalents	2,314		$ 9,506
Restricted cash	8,223		8,458
Other current assets	5,307		4,492
Total current assets	15,844		22,456
Restricted cash	25,122		25,107
Vessels, net of accumulated depreciation	562,683		567,187
Total long-term assets	587,805		592,294
Current portion of long-term debt	23,870		23,503
Amounts and loans due to owners and affiliates	11,496		13,654
Derivative instruments	12,769		13,588
Other current liabilities	14,387		20,145
Total current liabilities	62,522		70,890
Long-term debt	447,939		453,957
Loans due to owners and affiliates	582		1,887
Derivative instruments	75,360		79,533
Other long-term liabilities	42,227		42,929
Total long-term liabilities	566,108		578,306
Net liabilities	(24,981)		(34,446)
Share of joint ventures net liabilities before eliminations	(12,491)		(17,223)
Eliminations	(8,586)		(8,663)
Accumulated losses of joint ventures	$ (21,077)		$ (25,886)